Leases (Tables)	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Future undiscounted cash flows for operating leases and reconciliation to operating lease liability
For operating leases where we are the lessee, our future undiscounted cash flows as of December 31, 2022, were as follows:

(In $ millions)	Year ended December 31, 2022
2023	4
2024	2
2025	2
2026 and thereafter	3
Total	11
Reconciliation between undiscounted cashflows and operating lease liability
The following table gives a reconciliation between the undiscounted cash flows and the related operating lease liability recognized in our Consolidated Balance Sheet as at December 31, 2022:

	Successor	Predecessor
(In $ millions)	Year ended December 31, 2022	Year ended December 31, 2021
Total undiscounted cash flows	11	37
Less short term leases	—	—
Less discount	(2)	(2)
Operating lease liability	9	35
Of which:
Current	3	30
Non-current	6	5
Total	9	35

Supplementary information regarding lease accounting
The following table gives supplementary information regarding our lease accounting at December 31, 2022:

	Successor	Predecessor
(In $ million)	Period from February 23, 2022 through December 31, 2022	Period from January 1, 2022 through February 22, 2022	Year ended December 31, 2021	Year ended December 31, 2020
Operating Lease Cost:
Operating lease cost	36	4	42	19
Short-term lease cost	3	1	1	2
Total lease cost	39	5	43	21

Other information:
Cash paid for lease liabilities- operating cash flows	39	5	41	21
ROU assets obtained in exchange for lease liabilities	—	24	24	53
Weighted-average remaining lease term in months	52	22	19	14
Weighted-average discount rate	10%	9%	10%	24%

Operating subleases and leases, lessor, future undiscounted cash flows, and income

(In $ millions)	Year ended December 31, 2022
2023	24
2024	14
2025	4
2026 and thereafter	—
Total	42
Refer to Note 9 – "Other revenue" for details of the revenues recorded in respect of the above leases.